PARTIES-IN-INTEREST	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTIES-IN-INTEREST	PARTIES-IN-INTEREST
Parties-in-interest are defined under Department of Labor's Regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others. Certain professional fees for the administration of the Plan were paid by the Company.

Fees paid to Fulton Financial Advisors related to benefits paid to participants and record keeping services totaled $69,281 and $112,185 for 2025 and 2024, respectively. Fees paid to Conrad Siegel for administrative service totaled $1,500 in 2025 and none in 2024.

Fees paid to Groom Law Group related to legal fees totaled $2,411 and $4,967 for 2025 and 2024, respectively. Fees paid to BDO for auditing services totaled $37,704 and $35,215 for 2025 and 2024, respectively.
At December 31, 2025 and 2024, the Plan had investments of $22,015,333 and $22,084,006, respectively, in Fulton Financial Corporation common stock. At December 31, 2025 and 2024, 3.47% and 4.08% of the Plan’s investments at fair value were invested in Fulton Financial Corporation common stock, respectively. Approximately $829,821 and $851,067 of cash dividends were paid to the Plan by Fulton Financial Corporation during 2025 and 2024, respectively.